Details of Significant Accounts (Details) - Schedule of Other Current Assets - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Other Current Assets [Abstract]
Payment on behalf of others	$ 46,172	$ 29,122
Others	364	333	268
Other current assets, Total	$ 46,536	$ 29,455	$ 268